Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
Summary of Purchase Price Allocated on Date of Acquisition	The purchase price was allocated on the date of acquisition as follows:

Amounts
RMB
Net assets acquired (including cash and cash equivalents of RMB816,666)	858,227
Newly identified intangible assets:
Intelligent driving technology with an estimated useful life of 10 years	401,454
Goodwill	821,728
Deferred tax liabilities	(100,364)

Total	1,981,045
Less: non-controlling interests	(604,791)

Total purchase price	1,376,254

Amounts
RMB
Total purchase price is comprised of:
Cash consideration paid	608,227
Fair value of preferred shares converted from convertible notes	286,598
Fair value of preferred shares previously acquired	481,429

1,376,254